Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost:
Property and equipment, net at beginning balance	$ 108
Property and equipment, net at ending balance	59	$ 108
Computers [Member]
Cost:
Property and equipment, net at beginning balance	5
Property and equipment, net at ending balance	3	5
Office furniture and equipment [Member]
Cost:
Property and equipment, net at beginning balance	28
Property and equipment, net at ending balance	9	28
Right of use asses [Member]
Cost:
Property and equipment, net at beginning balance	75
Property and equipment, net at ending balance	47	75
Cost [Member]
Cost:
Property and equipment, net at beginning balance	225	122
Additions	77	103
Disposals	(203)
Property and equipment, net at ending balance	99	225
Cost [Member] | Computers [Member]
Cost:
Property and equipment, net at beginning balance	11	11
Additions	2
Disposals	(1)
Property and equipment, net at ending balance	12	11
Cost [Member] | Office furniture and equipment [Member]
Cost:
Property and equipment, net at beginning balance	33	33
Additions
Disposals	(21)
Property and equipment, net at ending balance	12	33
Cost [Member] | Right of use asses [Member]
Cost:
Property and equipment, net at beginning balance	181	78
Additions	75	103
Disposals	(181)
Property and equipment, net at ending balance	75	181
Accumulated Depreciation [Member]
Cost:
Property and equipment, net at beginning balance	117	65
Disposals	(111)
Property and equipment, net at ending balance	40	117
Accumulated depreciation:
Depreciation	33	52
Accumulated Depreciation [Member] | Computers [Member]
Cost:
Property and equipment, net at beginning balance	6	3
Disposals	(1)
Property and equipment, net at ending balance	9	6
Accumulated depreciation:
Depreciation	4	3
Accumulated Depreciation [Member] | Office furniture and equipment [Member]
Cost:
Property and equipment, net at beginning balance	5	3
Disposals	(4)
Property and equipment, net at ending balance	3	5
Accumulated depreciation:
Depreciation	1	2
Accumulated Depreciation [Member] | Right of use asses [Member]
Cost:
Property and equipment, net at beginning balance	106	59
Disposals	(106)
Property and equipment, net at ending balance	28	106
Accumulated depreciation:
Depreciation	$ 28	$ 47